Document And Entity Information	May 04, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 04, 2023
Entity Registrant Name	KOPPERS HOLDINGS INC.
Entity Central Index Key	0001315257
Entity Emerging Growth Company	false
Securities Act File Number	1-32737
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	20-1878963
Entity Address, Address Line One	436 Seventh Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	(412)
Local Phone Number	227-2001
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KOP
Security Exchange Name	NYSE
Amendment Description